Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of right of use assets

		Office
	Properties	equipment	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	42,561	50	42,611
Year ended December 31, 2019
Opening net book value	42,561	50	42,611
Additions	15,355	—	15,355
Depreciation	(14,766)	(18)	(14,784)
Closing net book value	43,150	32	43,182
As of December 31, 2019
Cost	57,916	50	57,966
Accumulated depreciation	(14,766)	(18)	(14,784)
Net book value	43,150	32	43,182
Year ended December 31, 2020
Opening net book value	43,150	32	43,182
Additions	34,801	—	34,801
Depreciation	(18,259)	(18)	(18,277)
Closing net book value	59,692	14	59,706
As of December 31, 2020
Cost	92,717	50	92,767
Accumulated depreciation	(33,025)	(36)	(33,061)
Net book value	59,692	14	59,706
Year ended December 31, 2021
Opening net book value	59,692	14	59,706
Additions	17,495	—	17,495
Disposals	(719)	—	(719)
Depreciation	(23,807)	(14)	(23,821)
Exchange differences	(587)	—	(587)
Closing net book value	52,074	—	52,074
As of December 31, 2021
Cost	101,469	—	101,469
Accumulated depreciation	(49,395)	—	(49,395)
Net book value	52,074	—	52,074

Disclosure Of Quantitative Information About Lease Liabilities

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Non-current	43,016	33,865
Current	16,585	20,572
	59,601	54,437

Disclosure Of Detailed Information About Breakdown Of Lease Expense Explanatory

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 10)	2,076	2,069	2,999
Expense relating to short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	621	530	2,413
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	403	521	214